Equity-based compensation (Details 3) - $ / shares	5 Months Ended	7 Months Ended		12 Months Ended
	Dec. 31, 2022	Aug. 15, 2022	Aug. 15, 2021	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance			1,084,725		1,084,725
Options granted					214,642
Forfeited	(205,041)	(14,499)			(147,183)
Options Forfeited		14,499			147,183
Option nonvested, beginning		198,210	275,446	198,210	275,446
Weighted average grant date fair Value, beginning		$ 10.25	$ 3.91	$ 10.25	$ 3.91
Granted	12,843,979				214,642
Weighted Average Grant Date Fair Value, granted	$ 2.29				$ 13.40
Vested	(11,182,243)	(183,711)			(144,695)
Weighted Average Grant Date Fair Value, vested	$ 2.33	$ 10.25			$ 3.75
Weighted Average Grant Date Fair Value, forfeited	$ 1.98	$ 10.25	$ 9.36		$ 30.00
Option nonvested, ending	1,456,695			1,456,695	198,210
Weighted average grant date fair Value, ending	$ 1.98			$ 1.98	$ 10.25
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options Forfeited	12,638,938
Restricted Stock Units (RSUs) [Member] | Merger Consummation [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance
Options vested	11,182,243			11,182,243
Restricted Stock Units (RSUs) [Member] | Phantom Unit Exchanges [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted	970,389
Forfeited	(205,041)
Restricted Stock Units (RSUs) [Member] | Morris Employment Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted	8,378,986
Restricted Stock Units (RSUs) [Member] | Management Rollover Consideration [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted	1,828,669
Restricted Stock Units (RSUs) [Member] | Non Executive Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted	1,665,935